Dividend income_Details of dividends related to financial assets at FVTOCI (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Abstract]
Dividend income recognized from assets held equity securities	₩ 20,980,000,000	₩ 22,386,000,000
Dividend income recognized in assets derecognized	0	274,000,000
Total	₩ 20,980,000,000	₩ 22,660,000,000